OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 21,704	$ 10,509
Deferred gain on sale and leaseback	258	258
Unfavorable charter party-in contracts	672	672	$ 674	$ 1,567
Payroll and Employee Tax accruals	488	396
Other current liabilities	8,967	2,782
Total other current liabilities	$ 32,089	$ 14,617		$ 28,180